Related party transactions (Detail Textuals 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key management personnel of entity or parent
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Voting shares of Directors and key management personnel control	28.00%	26.00%
Genesys Venture Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Business administration services	$ 85	$ 85	$ 85
Rental costs	229	238	238
Commercial and information technology support services	$ 34	$ 34	$ 37